JPMorgan Mid Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 6.5%
Axon Enterprise, Inc. *	285	204,643
HEICO Corp., Class A	758	192,626
Howmet Aerospace, Inc.	1,712	335,903
Rocket Lab Corp. * (a)	2,426	116,224
		849,396
Automobiles — 0.5%
Thor Industries, Inc.	605	62,691
Biotechnology — 8.5%
Alkermes plc *	1,299	38,977
Alnylam Pharmaceuticals, Inc. *	733	334,383
Insmed, Inc. *	1,601	230,528
Natera, Inc. *	944	151,966
Neurocrine Biosciences, Inc. *	1,100	154,444
Nuvalent, Inc., Class A *	643	55,593
Revolution Medicines, Inc. *	721	33,678
Rhythm Pharmaceuticals, Inc. *	253	25,548
Ultragenyx Pharmaceutical, Inc. *	1,628	48,950
Viking Therapeutics, Inc. * (a)	1,076	28,284
		1,102,351
Broadline Retail — 0.7%
Coupang, Inc. (South Korea) *	2,854	91,901
Building Products — 1.0%
Carlisle Cos., Inc. (a)	187	61,545
Trane Technologies plc	144	60,881
		122,426
Capital Markets — 9.0%
Ares Management Corp.	1,227	196,158
Coinbase Global, Inc., Class A *	245	82,710
Interactive Brokers Group, Inc., Class A	1,495	102,865
Jefferies Financial Group, Inc.	1,440	94,213
LPL Financial Holdings, Inc.	308	102,454
MSCI, Inc.	225	127,921
Raymond James Financial, Inc.	540	93,205
Robinhood Markets, Inc., Class A *	1,664	238,221
TPG, Inc.	863	49,596
Tradeweb Markets, Inc., Class A	781	86,668
		1,174,011
Commercial Services & Supplies — 0.8%
Copart, Inc. *	1,096	49,293
MSA Safety, Inc.	319	54,822
		104,115
Communications Equipment — 0.9%
Ciena Corp. *	835	121,641

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — 3.8%
Comfort Systems USA, Inc.	280	230,716
Quanta Services, Inc.	643	266,532
		497,248
Construction Materials — 1.0%
Eagle Materials, Inc.	333	77,510
James Hardie Industries plc, ADR * (a)	2,829	54,354
		131,864
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	216	122,044
Performance Food Group Co. *	1,080	112,413
		234,457
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc. *	663	71,948
Electrical Equipment — 2.3%
AMETEK, Inc.	333	62,602
Databricks, Inc. ‡ * (b)	75	11,306
Vertiv Holdings Co., Class A	1,488	224,468
		298,376
Electronic Equipment, Instruments & Components — 0.6%
Teledyne Technologies, Inc. *	142	82,915
Energy Equipment & Services — 0.5%
TechnipFMC plc (United Kingdom)	1,545	60,944
Entertainment — 4.0%
ROBLOX Corp., Class A *	2,269	314,279
Take-Two Interactive Software, Inc. *	780	201,645
		515,924
Financial Services — 1.1%
Affirm Holdings, Inc. *	673	49,205
Rocket Cos., Inc., Class A (a)	5,069	98,225
		147,430
Health Care Equipment & Supplies — 2.9%
Dexcom, Inc. *	1,842	123,933
Edwards Lifesciences Corp. *	710	55,212
IDEXX Laboratories, Inc. *	153	97,780
iRhythm Technologies, Inc. *	14	2,398
Penumbra, Inc. *	357	90,455
		369,778
Health Care Providers & Services — 1.4%
Cencora, Inc.	561	175,397
Health Care Technology — 1.7%
Veeva Systems, Inc., Class A *	752	223,993

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 10.5%
Chipotle Mexican Grill, Inc., Class A *	1,221	47,851
DoorDash, Inc., Class A *	458	124,430
Flutter Entertainment plc (United Kingdom) *	1,083	275,011
Hilton Worldwide Holdings, Inc.	1,331	345,388
Planet Fitness, Inc., Class A *	979	101,662
Royal Caribbean Cruises Ltd.	1,288	416,884
Wingstop, Inc.	229	57,548
		1,368,774
Household Durables — 1.5%
Garmin Ltd.	268	65,991
Somnigroup International, Inc.	1,453	122,504
		188,495
Independent Power and Renewable Electricity Producers — 3.0%
Vistra Corp.	1,998	391,512
Insurance — 0.6%
Arthur J Gallagher & Co.	259	80,345
Interactive Media & Services — 1.8%
Reddit, Inc., Class A *	1,007	231,574
IT Services — 6.4%
Cloudflare, Inc., Class A *	1,173	251,803
CoreWeave, Inc., Class A *	575	78,648
Gartner, Inc. *	333	87,399
GoDaddy, Inc., Class A *	434	59,403
MongoDB, Inc., Class A *	352	109,282
Okta, Inc. *	736	67,484
Snowflake, Inc., Class A *	441	99,508
Twilio, Inc., Class A *	799	79,920
		833,447
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	431	55,307
IQVIA Holdings, Inc. *	273	51,891
Mettler-Toledo International, Inc. *	60	73,918
		181,116
Machinery — 1.8%
Esab Corp.	549	61,365
Ingersoll Rand, Inc.	655	54,133
ITT, Inc.	685	122,366
		237,864
Media — 0.4%
Trade Desk, Inc. (The), Class A *	1,069	52,394
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	559	131,465

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	633	70,969
Williams Cos., Inc. (The)	2,070	131,126
		333,560
Pharmaceuticals — 0.2%
Corcept Therapeutics, Inc. *	375	31,175
Professional Services — 0.5%
Broadridge Financial Solutions, Inc.	290	69,075
Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A *	964	151,927
Semiconductors & Semiconductor Equipment — 3.8%
Astera Labs, Inc. *	194	37,999
Credo Technology Group Holding Ltd. *	570	82,938
Monolithic Power Systems, Inc.	139	128,433
ON Semiconductor Corp. *	1,168	57,579
Rambus, Inc. *	765	79,755
Teradyne, Inc.	819	112,718
		499,422
Software — 6.1%
AppLovin Corp., Class A *	150	108,221
Atlassian Corp., Class A *	213	33,966
CyberArk Software Ltd. *	190	91,708
Datadog, Inc., Class A *	1,092	155,466
Figma, Inc., Class A * (a)	243	12,596
HubSpot, Inc. *	314	146,974
Monday.com Ltd. *	276	53,388
Nutanix, Inc., Class A *	1,242	92,385
Rubrik, Inc., Class A *	545	44,843
Tyler Technologies, Inc. *	104	54,473
		794,020
Specialized REITs — 0.4%
Crown Castle, Inc.	527	50,882
Specialty Retail — 5.4%
AutoZone, Inc. *	25	107,925
Burlington Stores, Inc. *	533	135,640
Carvana Co. *	719	271,092
Floor & Decor Holdings, Inc., Class A *	526	38,793
Ulta Beauty, Inc. *	279	152,197
		705,647
Textiles, Apparel & Luxury Goods — 1.0%
Levi Strauss & Co., Class A	494	11,518
On Holding AG, Class A (Switzerland) *	2,748	116,361
		127,879

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 0.6%
FTAI Aviation Ltd.	486	81,096
Total Common Stocks (Cost $9,258,573)		12,849,010
Short-Term Investments — 2.6%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (c) (d) (Cost $174,056)	173,982	174,052
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (c) (d) (Cost $162,649)	162,649	162,649
Total Short-Term Investments (Cost $336,705)		336,701
Total Investments — 101.4% (Cost $9,595,278)		13,185,711
Liabilities in Excess of Other Assets — (1.4)%		(179,502)
NET ASSETS — 100.0%		13,006,209

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $155,713.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$849,396	$—	$—	$849,396

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Automobiles	$62,691	$—	$—	$62,691
Biotechnology	1,102,351	—	—	1,102,351
Broadline Retail	91,901	—	—	91,901
Building Products	122,426	—	—	122,426
Capital Markets	1,174,011	—	—	1,174,011
Commercial Services & Supplies	104,115	—	—	104,115
Communications Equipment	121,641	—	—	121,641
Construction & Engineering	497,248	—	—	497,248
Construction Materials	131,864	—	—	131,864
Consumer Staples Distribution & Retail	234,457	—	—	234,457
Diversified Consumer Services	71,948	—	—	71,948
Electrical Equipment	287,070	—	11,306	298,376
Electronic Equipment, Instruments & Components	82,915	—	—	82,915
Energy Equipment & Services	60,944	—	—	60,944
Entertainment	515,924	—	—	515,924
Financial Services	147,430	—	—	147,430
Health Care Equipment & Supplies	369,778	—	—	369,778
Health Care Providers & Services	175,397	—	—	175,397
Health Care Technology	223,993	—	—	223,993
Hotels, Restaurants & Leisure	1,368,774	—	—	1,368,774
Household Durables	188,495	—	—	188,495
Independent Power and Renewable Electricity Producers	391,512	—	—	391,512
Insurance	80,345	—	—	80,345
Interactive Media & Services	231,574	—	—	231,574
IT Services	833,447	—	—	833,447
Life Sciences Tools & Services	181,116	—	—	181,116
Machinery	237,864	—	—	237,864
Media	52,394	—	—	52,394
Oil, Gas & Consumable Fuels	333,560	—	—	333,560
Pharmaceuticals	31,175	—	—	31,175
Professional Services	69,075	—	—	69,075
Real Estate Management & Development	151,927	—	—	151,927
Semiconductors & Semiconductor Equipment	499,422	—	—	499,422
Software	794,020	—	—	794,020
Specialized REITs	50,882	—	—	50,882
Specialty Retail	705,647	—	—	705,647
Textiles, Apparel & Luxury Goods	127,879	—	—	127,879
Trading Companies & Distributors	81,096	—	—	81,096
Total Common Stocks	12,837,704	—	11,306	12,849,010
Short-Term Investments
Investment Companies	174,052	—	—	174,052
Investment of Cash Collateral from Securities Loaned	162,649	—	—	162,649
Total Short-Term Investments	336,701	—	—	336,701
Total Investments in Securities	$13,174,405	$—	$11,306	$13,185,711
As of September 30, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks, Inc. - Common Stocks	07/24/2025	$9,042	$11,306	0.1%
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$26,249	$656,509	$508,724	$29	$(11)	$174,052	173,982	$1,190	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	141,650	305,901	284,902	—	—	162,649	162,649	1,267	—
Total	$167,899	$962,410	$793,626	$29	$(11)	$336,701		$2,457	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.